UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

R. L. McFeetors

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2006

ITEM 1.         REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Global Bond Portfolio

Annual Report

December 31, 2006

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus of Maxim Series Fund, Inc. (“Maxim Series Fund” or the “Fund”), which include details as to offering price and other information.

Maxim Global Bond Portfolio

For the 12 months ended December 31, 2006, Maxim Global Bond Portfolio returned 14.85%, while its benchmark, the Citigroup World Government Bond Index (WGBI), returned 3.11%.

Despite significant volatility in May and June, global bond markets performed well for the year, especially in U.S. dollar terms, partly due to depreciation of the U.S. dollar versus the currencies of the country’s major trading partners. The Portfolio’s performance relative to the benchmark index was largely due to our investments in peripheral economies and commitment to diversification. In a year when many markets were hurt by the poor performance of the U.S. and Japanese currencies, we believe our strategy of evaluating opportunities based on fundamentals rather than market size helped the Portfolio’s performance. The large U.S. current account deficit and the contrasting high savings rate and reserve accumulation in Asia led us to favor some Asian sovereign bonds. During the year, Asian countries benefited from increased regional trade as local consumption and investment rose and insulated the region somewhat from global market trends. The Portfolio benefited from our exposure to long-duration Indonesian securities, where interest rate cuts and improving fundamentals contributed to strong market returns. In contrast, healthy growth rates in many countries resulted in increasing interest rates and led us to keep fairly low duration exposure in such countries. Within Europe, a lack of exposure to the euro hurt the Portfolio’s relative performance as the euro appreciated against the U.S. dollar. However, exposure to non-euro European currencies helped performance as the Slovakian koruna, Romanian leu and Polish zloty appreciated against the U.S. dollar. In addition, central Europe benefited from economic growth in the euro zone due to regional integration and the continuing process of convergence.

	Maxim Global Bond Index	Citigroup World Government Bond Index

07/26/1999	10,000.00	10,000.00
12/31/1999	9,875.00	10,134.57
12/31/2000	10,765.73	11,219.18
12/31/2001	11,132.84	11,918.88
12/31/2002	12,306.24	12,868.81
12/31/2003	13,211.98	13,122.57
12/31/2004	13,851.44	13,755.53
12/31/2005	13,937.31	14,459.31
12/31/2006	16,007.01	14,909.37

Maxim Global Bond Portfolio

Total Return –

One Year:	14.85%
Five Year:	7.53%
Since Inception:	6.47%

Portfolio Inception: 7/26/1999

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Global Bond Portfolio, made at its inception, with the performance of the Citigroup World Government Bond Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Global Bond Portfolio of the Maxim Series Fund, Inc. (the “Fund”) as of December 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting.  Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Global Bond Portfolio of the Maxim Series Fund, Inc. as of December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

February 23, 2007

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Years

Ended December 31, 2006 and 2005

Maxim Global Bond Portfolio

MAXIM SERIES FUND, INC.

MAXIM GLOBAL BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2006

ASSETS:
Investments in securities, market value (1)	$253,103,210
Cash	2,835
Cash denominated in foreign currencies (2)	4,948,278
Interest receivable	4,419,225
Subscriptions receivable	624,581
Unrealized appreciation on forward foreign currency contracts	3,042,052

Total assets	266,140,181

LIABILITIES:
Due to investment adviser	291,819
Redemptions payable	1,292,649

Total liabilities	1,584,468

NET ASSETS	$264,555,713

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$2,481,505
Additional paid-in capital	247,701,103
Net unrealized appreciation on investments	13,767,307
Undistributed net investment income	517,389
Accumulated net realized gain on investments and forward foreign currency contracts	88,409

NET ASSETS	$264,555,713

NET ASSET VALUE PER OUTSTANDING SHARE	$10.66
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
Authorized	100,000,000
Outstanding	24,815,045

(1) Cost of investments in securities:	$242,389,348
(2) Cost of cash denominated in foreign currencies:	4,936,885

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM GLOBAL BOND PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2006

INVESTMENT INCOME:
Interest	$11,241,089
Foreign withholding tax	(325,667)

Total income	10,915,422

EXPENSES:
Management fees	3,229,884

NET INVESTMENT INCOME	7,685,538

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	2,612,062
Net realized gain on forward foreign currency contracts	5,455,628
Change in net unrealized appreciation on investments	15,528,282
Change in net unrealized appreciation on forward foreign currency contracts	3,467,734

Net realized and unrealized gain on investments and forward foreign currency contracts	27,063,706

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$34,749,244

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM GLOBAL BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2006 AND 2005

	2006	2005

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$7,685,538	$4,556,921
Net realized gain on investments	2,612,062	3,990,256
Net realized gain on forward foreign currency contracts	5,455,628	9,472,182
Change in net unrealized appreciation (depreciation) on investments	15,528,282	(16,894,554)
Change in net unrealized appreciation (depreciation) on forward foreign currency contracts	3,467,734	575,948

Net increase in net assets resulting from operations	34,749,244	1,700,753

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(17,422,590)	(12,419,609)
From net realized gains	(735,173)	(4,183,356)

Total distributions	(18,157,763)	(16,602,965)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	98,569,040	125,778,783
Reinvestment of distributions	18,157,763	16,602,965
Redemptions of shares	(114,458,372)	(108,714,170)

Net increase in net assets resulting from share transactions	2,268,431	33,667,578

Total increase in net assets	18,859,912	18,765,366

NET ASSETS:
Beginning of period	245,695,801	226,930,435

End of period (1)	$264,555,713	$245,695,801
	0	0
OTHER INFORMATION:

SHARES:
Sold	9,310,582	11,999,966
Issued in reinvestment of distributions	1,722,802	1,640,284
Redeemed	(10,840,938)	(10,366,906)

Net increase	192,446	3,273,344

(1) Including undistributed net investment income	$517,389	$2,206,936

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM GLOBAL BOND PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Year Ended December 31,
	2006	2005	2004	2003	2002

Net Asset Value, Beginning of Period	$9.98	$10.63	$10.47	$10.34	$9.75

Income from Investment Operations

Net investment income	0.67	0.60	0.25	0.17	0.28
Net realized and unrealized gain (loss)	0.78	(0.52)	0.25	0.58	0.74

Total Income From Investment Operations	1.45	0.08	0.50	0.75	1.02

Less Distributions

From net investment income	(0.74)	(0.54)	(0.25)	(0.19)	(0.32)
From net realized gains	(0.03)	(0.19)	(0.09)	(0.43)	(0.11)

Total Distributions	(0.77)	(0.73)	(0.34)	(0.62)	(0.43)

Net Asset Value, End of Period	$10.66	$9.98	$10.63	$10.47	$10.34

Total Return	14.85%	0.62%	4.84%	7.36%	10.54%

Net Assets, End of Period ($000)	$264,556	$245,696	$226,930	$133,333	$138,533

Ratio of Expenses to Average Net Assets	1.30%	1.30%	1.30%	1.30%	1.30%

Ratio of Net Investment Income to Average Net Assets	3.09%	1.95%	2.00%	2.12%	2.86%

Portfolio Turnover Rate	46.42%	246.45%	245.82%	225.08%	275.23%

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM GLOBAL BOND PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2006

1.	ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-one portfolios. Interests in the Maxim Global Bond Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek the highest total return consistent with a reasonable degree of risk. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

Foreign securities are valued at the closing price on the security’s primary exchange. If the closing price is not available, the current bid will be used. Foreign equity securities are also subject to a fair value pricing review daily (see below). Foreign exchange rates are valued utilizing the New York closing rates.

Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the valuation time, current market prices may not be readily available when the Portfolio determines the net asset value as of valuation time, and therefore, the Portfolio may adjust previous closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the valuation time. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

Financial Futures Contracts

The Portfolio may invest in financial futures contracts as a substitute for a comparable market position in the underlying securities. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as “variation margin”, are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. Changes in the value of open futures contracts are recorded in the Statement of Operations as unrealized appreciation (depreciation) on futures contracts. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Restricted Securities

The Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. Aggregate cost, fair value and percent of net assets of these restricted securities held at December 31, 2006 were $729,451, $749,200 and 0.28%, respectively.

Foreign Currency Translations

The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Forward Currency Transactions

The Portfolio enters into forward currency contracts in order to reduce its exposure to changes in foreign currency exchange rates on its foreign security holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The gain or loss arising from the difference between the U.S. dollar cost of the original contracts and the value of the foreign currency in U.S. dollars upon closing of such contract is shown separately on the Statement of Operations. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

Dividends

Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of specific lot selection.

Interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States.

Application of Recent Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) issued Financial Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109 “Accounting for Income Taxes”. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken in a tax return. It also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Portfolio has evaluated the impact that the adoption of FIN 48 will have on its financial position and the results of its operations and does not anticipate that there will be any adjustments required.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. FAS 157 shall be effective for financial statements issued for fiscal years beginning after November 15, 2007. The Portfolio is evaluating the impact that the adoption of FAS 157 will have on its financial position and the results of its operations. As such, any necessary adjustments pursuant to FAS 157 will be reflected on the semi-annual report for the period ending June 30, 2008.

2.	INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 1.30% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

Effective April 1, 2006, GWFS Equities, Inc., a wholly-owned subsidiary of GWL&A, became the principal underwriter to distribute and market the Portfolio. Prior to that date, Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, was the principal underwriter. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

As of December 31, 2006, there were thirty-one Portfolios of the Fund for which the Directors served as Directors. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $102,000 for the year ended December 31, 2006. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3.	PURCHASES & SALES OF INVESTMENT SECURITIES

For the year ended December 31, 2006, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $76,144,767 and $143,361,732, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $22,270,148 and $0, respectively.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At December 31, 2006, the U.S. Federal income tax cost basis was $242,151,788. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $12,689,351 and gross depreciation of securities in which there was an excess of tax cost over value of $1,737,929 resulting in net appreciation of $10,951,422.

5.	FORWARD FOREIGN CURRENCY CONTRACTS

As of December 31, 2006, the Portfolio held the following forward foreign currency contracts:

Net
Delivery	Unrealized

	Value	Settlement	Appreciation
	(Foreign Currency)	Date	(Depreciation)
Short Contracts:
Euro Dollar (Romanian New Leu)	2,357,521	January 2007	(181,882)
Euro Dollar (Japanese Yen)	1,950,000	February 2007	(73,837)
Euro Dollar (Japanese Yen)	2,095,135	March 2007	(69,299)
Euro Dollar (Romanian New Leu)	2,504,267	April 2007	(173,151)
Euro Dollar (Romanian New Leu)	1,956,612	June 2007	(116,304)
Mexican Peso (Chilean Peso)	18,541,182	August 2007	22,378
Mexican Peso (Chilean Peso)	8,486,288	September 2007	(4,303)
New Zealand Dollar (Indian Rupee)	1,723,525	March 2007	(146,037)
New Zealand Dollar (Indian Rupee)	2,767,250	July 2007	(73,715)
New Zealand Dollar (Indian Rupee)	6,204,458	October 2007	(124,537)

Long Contracts:
Brazilian Real (U.S. Dollar)	1,512,000	February 2007	$100,709
Chilean Peso (Mexican Peso)	907,831,856	August 2007	18,831
Chilean Peso (Mexican Peso)	406,299,315	September 2007	7,404
Indian Rupee (New Zealand Dollar)	48,500,000	March 2007	28,810
Indian Rupee (New Zealand Dollar)	82,768,446	July 2007	11,294
Indian Rupee (New Zealand Dollar)	184,250,000	October 2007	(8,160)
Icelandic Krona (U.S. Dollar)	439,125,000	June 2007	(6,021)
Japanese Yen (Euro Dollar)	269,343,750	February 2007	(174,456)
Japanese Yen (Euro Dollar)	296,747,471	March 2007	(130,908)
Japanese Yen (Euro Dollar)	57,777,500	July 2007	(1,974)
Norwegian Krone (U.S. Dollar)	20,600,000	February 2007	(129,614)
Polish Zloty (U.S. Dollar)	46,272,000	February 2007	972,531
Romanian New Leu (Euro Dollar)	8,322,048	January 2007	257,081
Romanian New Leu (Euro Dollar)	9,072,960	April 2007	313,924
Romanian New Leu (Euro Dollar)	7,035,000	June 2007	197,432
Slovak Koruna (U.S. Dollar)	293,950,000	February 2007	1,279,054
South Korean Won (U.S. Dollar)	30,033,200,000	February 2007	396,540
Thai Baht (U.S. Dollar)	185,000,000	February 2007	229,669
Thai Baht (U.S. Dollar)	319,756,895	March 2007	558,347
Thai Baht (U.S. Dollar)	59,616,736	June 2007	62,246

Net Appreciation			$3,042,052

6.	DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended December 31, 2006 and 2005 were as follows:

	2006		2005
Distributions paid from:
Ordinary income	$17,831,598	$4	16,484,520
Long-term capital gain	326,165		118,445
	$18,157,763		$16,602,965

As of December 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$609,530
Undistributed capital gains	0
Net accumulated earnings	609,530

Net unrealized appreciation on investments	14,004,868
Cumulative effect of other timing differences	(92,142)
Capital loss carryforwards (expiring in 2014)	(149,151)
Post-October currency losses	0
Post-October losses	0
Tax composition of capital	$14,373,105

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales and differing treatments regarding recognition of market discount and original issue discount. For the year ended December 31, 2006 the Portfolio reclassified $8,047,505 from accumulated realized gain on investments to undistributed net investment income. These adjustments have no impact on net assets or the results of operations. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

MAXIM SERIES FUND, INC.

MAXIM GLOBAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2006

BONDS

Par Value ($)	Value ($)

AGENCY --- 8.62%

850,000,000 Fannie Mae **	7,226,889
JPY 2.125% October 9, 2007
7,250,000 Fannie Mae **	7,292,855
5.750% February 15, 2008
7,350,000 Federal Home Loan Bank **	7,305,121
4.625% February 8, 2008
$21,824,865

CANADIAN - FEDERAL --- 2.33%

6,870,000 Government of Canada	5,903,552
CAD Bonds
4.500% September 1, 2007
$5,903,552

CANADIAN - PROVINCIAL --- 7.89%

10,000,000 Province of British Columbia	8,792,179
CAD Unsubordinated Debentures
6.000% June 9, 2008
13,065,000 Province of Ontario	11,169,362
CAD Notes
3.875% March 8, 2008
$19,961,541

FOREIGN BANKS --- 7.53%

50,000,000 KfW Bankengruppe	679,057
ISK Foreign Government Guaranteed Notes
8.250% September 20, 2007
5,680,000 KfW Bankengruppe	3,905,908
NZD Foreign Government Guaranteed Notes
6.375% February 17, 2015
560,000,000 KfW Bankengruppe ++	4,706,080
JPY Foreign Government Guaranteed Notes
.233% August 8, 2011
9,700,000 Korea Development Bank ++	9,762,633
Unsubordinated Notes
5.774% October 20, 2009
$19,053,678

FOREIGN GOVERNMENTS --- 54.05%

220,000 Deutsche Bundesrepublik	287,157
EUR Bonds
3.750% July 4, 2013
3,025,000 Government of Argentina ++	519,108
EUR Notes
.662% December 15, 2035

13,595,000 Government of Argentina ++	1,808,135
Notes
.624% December 15, 2035
8,955,000 Government of Argentina ++	8,668,440
Bonds
5.589% August 3, 2012
5,000,000 Government of Australia	4,016,118
AUD Bonds
8.000% March 1, 2008
9,100,000 Government of Australia	7,266,424
AUD Notes
8.000% September 14, 2007
1,400,000 Government of Austria	2,380,194
EUR Bonds
6.250% July 15, 2027
2,095,000 Government of Austria	2,920,030
EUR Senior Unsecured Unsubordinated Notes
4.650% January 15, 2018
540,000 Government of Austria #	749,200
EUR Senior Unsecured Unsubordinated Bonds
5.000% July 15, 2012
280,000 Government of Belgium	389,147
EUR Bonds
5.000% September 28, 2012
1,115,000 Government of Belgium	1,498,388
EUR Bonds
4.250% September 28, 2014
850,000 Government of Finland	1,145,668
EUR Senior Unsubordinated Bonds
4.250% July 4, 2015
480,000 Government of Finland	684,533
EUR Bonds
5.375% July 4, 2013
390,000 Government of France	516,105
EUR Bonds
4.000% April 25, 2013
170,000 Government of France	229,174
EUR Bonds
4.250% April 25, 2019
2,400,000,000 Government of Indonesia	292,477
IDR Bonds
12.000% September 15, 2026
42,850,000,000 Government of Indonesia	5,686,472
IDR Bonds
14.250% June 15, 2013
5,375,000,000 Government of Indonesia	731,227
IDR Bonds
14.275% December 15, 2013
845,000,000 Government of Indonesia	97,574
IDR Bonds
11.000% October 15, 2014
35,000,000,000 Government of Indonesia	3,749,638
IDR Bonds
9.500% June 15, 2015
10,000,000,000 Government of Indonesia	1,196,415
IDR Bonds
11.500% September 15, 2019

59,450,000,000 Government of Indonesia	6,762,342
IDR Bonds
10.750% May 15, 2016
34,700,000,000 Government of Indonesia	3,958,644
IDR Bonds
11.000% November 15, 2020
6,835,000 Government of Iraq	4,425,663
Bonds
5.800% January 15, 2028
290,000 Government of Ireland	405,097
EUR Bonds
5.000% April 18, 2013
1,760,000 Government of Ireland	2,434,518
EUR Bonds
4.600% April 18, 2016
16,160,000 Government of Malaysia	4,774,030
MYR Bonds
6.450% July 1, 2008
23,400,000 Government of Mexico	2,683,754
MXP Bonds
10.000% December 5, 2024
1,860,000 Government of New Zealand	1,335,311
NZD Bonds
6.500% April 15, 2013
830,000 Government of New Zealand	585,847
NZD Bonds
6.000% April 15, 2015
53,650,000 Government of Norway	8,612,850
NOK Bonds
6.750% January 15, 2007
3,720,000 Government of Norway ~	592,067
NOK Zero Coupon
2.890% March 21, 2007
26,380,000 Government of Peru	9,687,126
PEN Bonds
8.600% August 12, 2017
2,000,000 Government of Peru	707,511
PEN Bonds
7.840% August 12, 2020
3,930,000 Government of Philippines	4,652,138
Bonds
8.875% March 17, 2015
3,500,000 Government of Poland	1,256,612
PLN Bonds
5.750% September 23, 2022
4,550,000 Government of Poland	1,591,260
PLN Bonds
8.500% May 12, 2007
136,790,000 Government of Sweden	20,528,640
SEK Bonds
8.000% August 15, 2007
5,430,000 Government of Sweden ~	767,570
SEK Zero Coupon
3.160% December 19, 2007
180,000 Nota Do Tesouro Nacional	1,304,509
BRL Notes
6.000% November 15, 2009

750,000 Nota Do Tesouro Nacional	3,481,116
BRL Notes
10.000% January 1, 2010
1,320,000 Nota Do Tesouro Nacional	5,792,418
BRL Notes
10.000% January 1, 2014
200,000 Nota Do Tesouro Nacional	1,357,903
BRL Notes
6.000% May 15, 2015
950,000 Nota Do Tesouro Nacional	4,275,022
BRL Notes
10.000% January 1, 2012
$136,803,572

SUPRANATIONALS --- 0.79%

80,000,000 Inter-American Development Bank	1,126,364
ISK Notes
9.000% January 4, 2007
1,300,000 Inter-American Development Bank	875,565
NZD Senior Unsecured Notes
6.000% December 15, 2017
$2,001,929

U.S. MUNICIPAL --- 0.79%

2,000,000 Palm Beach County Florida	2,002,420
Municipal Bonds
5.670% June 1, 2007
$2,002,420

TOTAL BONDS --- 82.00%	$207,551,557

(Cost $196,837,695)

SHORT-TERM INVESTMENTS

Par Value ($)	Value ($)

38,095,000 Federal Home Loan Bank	38,079,760
4.890%, January 2, 2007
4,000,000 Jersey City New Jersey	4,000,000
5.650%, September 7, 2007
3,462,130 Middleborough Massachusetts	3,471,893
5.280%, September 28, 2007

TOTAL SHORT-TERM INVESTMENTS --- 18.00%	$45,551,653

(Cost $45,551,653)

TOTAL MAXIM GLOBAL BOND PORTFOLIO --- 100%	$253,103,210

(Cost $242,389,348)

Legend

# Securities are registered pursuant to Rule 144A and may be deemed to be restricted for resale.

** Security is an agency note with maturity date and interest rate indicated.

~ For zero coupon bond, the interest rate shown is the effective yield on date of purchase.

++ Represents the current interest rate for variable rate security.

See Attached Summary of Investments by Country.

See Notes to Financial Statements.

Currency Abbreviations

AUD – Australian Dollars

BRL – Brazilian Real

CAD – Canadian Dollars

EUR – Euro Dollars

IDR – Indonesian Rupiah

ISK – Icelandic Krona

JPY – Japanese Yen

MXP – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollars

PEN – Peruvian New Sol

PLN – Polish Zloty

SEK – Swedish Krona

Summary of Investments by Country

Maxim Global Bond Portfolio
December 31, 2006
Unaudited

		% of Portfolio
Country	Value ($)	Investments
Argentina	$ 10,995,683	4.34%
Australia	11,282,542	4.46%
Austria	6,049,424	2.39%
Belgium	1,887,535	0.75%
Brazil	16,210,968	6.40%
Canada	25,865,093	10.22%
Denmark	966,214	0.38%
Finland	1,830,201	0.72%
France	745,279	0.29%
Germany	8,611,988	3.40%
Indonesia	22,474,789	8.88%
Iraq	4,425,663	1.75%
Ireland	2,839,615	1.12%
Korea	9,762,633	3.86%
Latin America	2,001,929	0.79%
Malaysia	4,774,030	1.89%
Mexico	2,683,754	1.06%
New Zealand	1,921,158	0.76%
Norway	9,204,917	3.64%
Peru	10,394,637	4.11%
Philippines	4,652,138	1.84%
Poland	2,847,872	1.13%
Sweden	21,296,210	8.41%
United States	69,378,938	27.41%
	$ 253,103,210	100.00%

SHAREHOLDER EXPENSE EXAMPLE
Maxim Global Bond Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2006 to December 31, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(6/30/2006)	(12/31/2006)	(6/30/06-12/31/06)

Actual	$ 1,000.00	$ 1,070.86	$ 6.79

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,018.65	$ 6.61

*Expenses are equal to the Portfolio's annualized expense ratio of 1.30%, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

Fund Directors and Officers

(Unaudited)

Maxim Series Fund is organized under Maryland law, and is governed by the Board of Directors. The Board is responsible for overall management of the Fund’s business affairs. The Directors meet at least four times during the year to, among other things, oversee the Fund’s activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The following table provides information about each of the Directors and officers of the Fund.

INDEPENDENT* DIRECTORS
Name, address and age	Position(s) Held with Fund	Term of Office (Length of Time Served)	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Rex Jennings (81)	Director	March 22, 1988 to present	President Emeritus, Denver Metro Chamber of Commerce	31
Richard P. Koeppe (74)	Director	April 30, 1987 to present	Retired Educator	31
Sanford Zisman (66)	Director	March 19, 1982 to present	Attorney, Firm of Zisman, Ingraham and Daniel, P.C.	31
INTERESTED* DIRECTORS AND OFFICERS

*William T. McCallum (64)	Director and President	June 1, 2000 to present

Beginning January 1, 2006: Vice Chairman, Great-West Life & Annuity Insurance Company.

Through December 31, 2005: President and Chief Executive Officer of Great-West Life & Annuity Insurance Company, United States Operations of The Great-West Life Assurance Company, and the United States Operations of The Canada Life Assurance Company; Co-President and Chief Executive Officer of Great-West Lifeco Inc.; President and Chief Executive Officer of GWL&A Financial Inc. and Canada Life Insurance Company of America (through February 13, 2006); President and Chief Executive Officer of First Great-West Life & Annuity Insurance Company and Alta Health & Life Insurance Company.

31

Director, Great-West Lifeco Inc., Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, GWL&A Financial Inc., The Great-West Life Assurance Company, The Canada Life Assurance Company, and Canada Life Insurance Company of America.

*Mitchell T.G. Graye (51)	Director	June 1, 2000 to present

Executive Vice President and Chief Financial Officer of Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, Canada Life Insurance Company of America, GWL&A Financial, Inc., the United States Operations of The Great-West Life Assurance Company, and the United States Operations for The Canada Life Assurance Company; Chairman and President, GW Capital Management, LLC, and Orchard Capital Management, LLC; President, GWL Properties, Inc., Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. and Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II; Executive Vice President, Orchard Trust Company, LLC

31

Director, Alta Health & Life Insurance Company, EMJAY Corporation, EMJAY Retirement Plan Services, Inc., GWL Properties, Inc., Great-West Benefit Services, Inc.; Manager, GW Capital Management, LLC, Orchard Capital Management, LLC, Orchard Trust Company, LLC and FASCore, LLC.

*Graham McDonald (60)	Treasurer	November 29, 2001 to present

Senior Vice President, Corporate Administration of Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and Canada Life Insurance Company of America, GWL&A Financial, Inc., the United States Operations of The Great-West Life Assurance Company, and the United States Operations of The Canada Life Assurance Company; Senior Vice President, Corporate Finance and Investment Operations of EMJAY Corporation, EMJAY Retirement Plan Services, Inc., and Orchard Trust Company, LLC; Senior Vice President, Corporate and Investment Administration, FASCore, LLC; Senior Vice President and Treasurer, GW Capital Management, LLC, and Orchard Capital Management, LLC; President, Greenwood Investments, LLC, and Great-West Benefit Services, Inc.; Vice President, Investment Administration, National Plan Coordinators of Delaware, Inc.

			31	Manager, Greenwood Investments, LLC, and GW Capital Management, LLC; Director, Great-West Benefit Services, Inc., GWL Properties, Inc., and GWFS Equities, Inc.
Beverly A. Byrne (51)	Secretary	April 10, 1997 to present

Chief Legal Officer, Financial Services and Securities Compliance, Great-West Life & Annuity Insurance Company, GWL&A Financial Inc., First Great-West Life & Annuity Insurance Company, Canada Life Insurance Company of America, the United States Operations of The Great-West Life Assurance Company, and the United States Operations of The Canada Life Assurance Company; Vice President, Counsel and Secretary, FASCore, LLC, and National Plan Coordinators of Delaware, Inc.; Vice President and Counsel, Orchard Trust Company, LLC; Secretary and Chief Compliance Officer, GW Capital Management, LLC, Orchard Capital Management, LLC, GWFS Equities, Inc., and Advised Assets Group, LLC; Secretary and Compliance Officer, EMJAY Corporation, EMJAY Retirement Plan Services, Inc., BenefitsCorp, Inc., and BenefitsCorp, Inc. of Wyoming; Secretary, Greenwood Investments, LLC and One Orchard Equities, Inc.

			31	None

*

Refers to a Director or officer who is an “interested person” of Maxim Series Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with the Fund or its investment adviser, GW Capital Management, LLC (doing business as Maxim Capital Management, LLC). A Director who is not an “interested person” of the Fund is referred to as an “Independent Director.”

The Fund pays no salaries or compensation to any of its officers or Directors affiliated with the Fund or Maxim Capital Management, LLC. The chart below sets forth the annual compensation paid to the Independent Directors and certain other information.

Name of Independent Director	Aggregate Compensation from Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex Paid to Directors**
Rex Jennings	$32,250	0	0	$32,250
Richard P. Koeppe	$32,250	0	0	$32,250
Sanford Zisman	$32,250	0	0	$32,250

** As of December 31, 2006, there were 31 funds for which the Directors serve as directors, all of which were Portfolios of Maxim Series Fund. The total compensation paid is comprised of the amount paid during the Fund’s most recently completed fiscal year by the Fund and its affiliated investment companies.

Additional information about Maxim Series Fund and its Directors is available in the Fund’s Statement of Additional Information, which can be obtained free of charge upon request to: Ms. Mary Maiers, 8515 East Orchard Road, Greenwood Village, Colorado 80111; (800) 537-2033, ext. 74743.

Availability of Quarterly Portfolio Schedule.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to Portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted an Amended and Restated Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no amendments made to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $272,700 for fiscal year 2005 and $278,850 for fiscal year 2006.

(b)

Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $35,300 for fiscal year 2005 and $35,300 for fiscal year 2006. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits.

(c)

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $133,810 for fiscal year 2005 and $147,360 for fiscal year 2006. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d)

All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)	(1)	Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that the Fund's auditors will not provide the following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other

_________________________

1 No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by the Fund's auditors to (a) the Fund's investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e)

(2)  100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the audit committee, and no such services were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2005 equaled $499,505, and for fiscal year 2006 equaled $436,000.

_________________________

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund's primary investment adviser.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Mr. Sanford Zisman, Chairman; Mr. Richard P. Koeppe; and Mr. Rex Jennings comprise the separately designated standing audit committee pursuant to general instructions on Form N-CSR, Item 5.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.            DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.            PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.            PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item10.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	(1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date:	February 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date:	February 22, 2007

By:	/s/ G. R. McDonald
G. R. McDonald
Treasurer

Date:	February 22, 2007